Fair Value Measurements on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	$ 701,600
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	21,205
Fair Value, Inputs, Level 2 [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	1,092,739
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	412,344
Counterparty netting under agreements governing derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	(391,139)	[1]
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	$ (391,139)	[1]

[1]	Represents counterparty netting under agreements governing such derivatives.